Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

33. SUPPLEMENTAL CASH FLOW INFORMATION

Cash and cash equivalents were comprised of the following:

As at December 31,	2025	2024	2023
Cash	$494,275	$538,792	$1,423,902
Short-term investments(1)	15,523	13,272	245,187
Cash and cash equivalents	$509,798	$552,064	$1,669,089

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

For the years ended December 31,	2025	2024	2023
Income taxes paid	$(11,374)	$(68,612)	$(67,342)
Income taxes received	19,594	8,102	501
	$8,220	$(60,510)	$(66,841)

Interest paid, net of interest received was comprised of the following:

For the years ended December 31,	2025	2024	2023
Interest paid	$(205,191)	$(231,316)	$(271,925)
Interest received	20,404	69,721	62,664
	$(184,787)	$(161,595)	$(209,261)

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	689,789
Cash outflows	(4,501)	(2,035)	(2,709)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	4,414	—	—
Gain on repurchase of debt	(6,896)	—	—
Interest paid	—	—	(1,725)
Interest accrued	26,206	—	2,107
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(174,425)	—	—
Non-cash additions	—	—	9,491
Impact of foreign exchange	(137,595)	(670)	(430)
Balance as at December 31, 2025	$3,493,607	$12,355	$40,109
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2024	$3,197,019	$18,271	$33,339
Cash outflows	(155,903)	(4,572)	(2,422)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,105	—	—
Gain on repurchase of debt	(202,493)	—	—
Non-cash additions	—	—	2,103
Interest paid	—	—	(1,518)
Interest accrued	—	—	1,518
Non-cash disposals	—	—	(324)
Impact of foreign exchange	256,887	1,361	679
Balance as at December 31, 2024	$3,096,615	$15,060	$33,375
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2023	$3,850,081	$25,124	$34,106
Cash outflows	(344,014)	(6,385)	(2,171)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,028	—	—
Gain on repurchase of debt	(230,080)	—	—
Non-cash additions	—	—	1,473
Interest paid	—	—	(1,523)
Interest accrued	—	—	1,523
Impact of foreign exchange	(79,996)	(468)	(69)
Balance as at December 31, 2023	$3,197,019	$18,271	$33,339

The net change in operating assets and liabilities was comprised of the following:

For the years ended December 31,	2025	2024	2023
Trade and other receivables	$96,317	$(13,800)	$(24,431)
Financial assets	(9,061)	(2,634)	3,437
Other assets	(54,932)	(38,952)	(7,322)
Trade and other payables	(3,521)	18,278	(4,085)
Financial liabilities	582	(454)	(639)
Other liabilities	43,928	(7,558)	(6,172)
	$73,313	$(45,120)	$(39,212)

Non-cash investing activities were comprised of:

For the years ended December 31,	2025	2024	2023
Satellite, property and other equipment	$49,443	$109,960	$8,847
Intangible assets	$—	$—	$3,204